Earnings/ (Loss) per Share (Tables)	6 Months Ended
Jun. 30, 2018
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2018		2017
	Basic LPS	Diluted LPS	Basic EPS	Diluted EPS
Net income/(loss)	$(46,245)	$(46,245)	$29,124	$29,124
Net income/(loss) available to common stockholders	(46,245)	(46,245)	29,124	29,124

Weighted average number of common shares outstanding	7,068,474	7,068,474	1,856	1,856
Effect of dilutive shares	-	-	-	86
Total shares outstanding	7,068,474	7,068,474	1,856	1,942

Earnings/(Loss) per common share	$(6.54)	$(6.54)	$15,691.81	$14,996.91